TANGIBLE ASSETS - Sensitivity Analysis - Impairment (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Cuiabá | 1% change in gold price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	$ 17
Effect of decrease in assumption in statement of financial position	(17)
Cuiabá | 1% absolute movement in discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	(21)
Effect of decrease in assumption in statement of financial position	23
Cuiabá | One month movement in cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of change in assumption in impairment	(4)
Cuiabá | Three month movement in cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of change in assumption in impairment	(13)
Córrego do Sítio | 1% change in gold price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	6
Effect of decrease in assumption in statement of financial position	(6)
Córrego do Sítio | 1% absolute movement in discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	(2)
Effect of decrease in assumption in statement of financial position	2
Serra Grande | 1% change in gold price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	7
Effect of decrease in assumption in statement of financial position	(7)
Serra Grande | 1% absolute movement in discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	(6)
Effect of decrease in assumption in statement of financial position	$ 7